Business Acquisition and Unaudited Pro Forma Information (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Schedule of Purchase Price Allocation [Table Text Block]
The following table summarizes the fair values of the assets acquired and liabilities assumed at the date of acquisition:

Cash	$141,231
Accounts receivable	986,145
Inventory	786,776
Property and equipment	164,913
Customer relationship	50,000
Goodwill	218,606
Accounts payable	(1,742,540)
Other payable and accrued expenses	(138,131)
Deferred tax liability	(17,000)
Purchase price	$450,000

The following table summarizes the fair values of the assets acquired and liabilities assumed at the date of acquisition:

Cash	$141,231
Accounts receivable	986,145
Inventory	786,776
Property and equipment	164,913
Customer relationship	50,000
Goodwill	218,606
Accounts payable	(1,742,540)
Other payable and accrued expenses	(138,131)
Deferred tax liability	(17,000)
Purchase price	$450,000

Business Acquisition, Pro Forma Information [Table Text Block]
The following unaudited pro forma consolidated results of operations of Nova LifeStyle and Diamond Bar for the nine and three months ended September 30, 2011, presents the operations of Nova LifeStyle and Diamond Bar as if the acquisition of Diamond Bar occurred on January 1, 2011. The pro forma results are not necessarily indicative of the actual results that would have occurred had the acquisition been completed as of the beginning of the periods presented, nor are they necessarily indicative of future consolidated results.

	For the nine months ended September 30,	For the three months ended September 30,
	2011	2011
	(Unaudited)	(Unaudited)
Net sales	$30,627,291	$12,462,962

Net income	$3,147,306	$1,640,614

Basic weighted average shares outstanding	13,451,350	16,431,723
Diluted weighted average shares outstanding	13,522,150	16,641,815

Basic net earnings per share	$0.23	$0.10
Diluted net earnings per share	$0.23	$0.10

The following unaudited pro forma consolidated results of operations of Nova LifeStyle and Diamond Bar for the years ended December 31, 2011 and 2010, presents the operations of Nova LifeStyle and Diamond Bar as if the acquisition of Diamond Bar occurred on January 1, 2011 and 2010, respectively. The pro forma results are not necessarily indicative of the actual results that would have occurred had the acquisition been completed as of the beginning of the periods presented, nor are they necessarily indicative of future consolidated results.

	For years ended December 31,
	2011	2010
	(Unaudited)
Net sales	$47,710,088	$30,094,554

Net income	$5,250,294	$4,172,385

Basic weighted average shares outstanding	14,506,915	9,685,000
Diluted weighted average shares outstanding	14,697,206	9,685,000

Basic net earnings per share	$0.36	$0.43
Diluted net earnings per share	$0.36	$0.43